Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of carrying amount of right-of use assets

	Property, plant and equipment
	Property	Production equipment	Others	Total
	(€ in thousands)
Balance at January 1, 2019	3,109	112	280	3,501
Depreciation charge of the year	(578)	(39)	(148)	(765)
Additions to the right-of-use assets	1,645	--	123	1,768
Revaluations to the right-of-use assets	(513)	(1)	(2)	(516)
Derecognition of the right-of-use assets	(24)	--	--	(24)
FX	19	--	1	20
Balance at December 31, 2019	3,658	72	254	3,984

Summary of amounts recognized in profit or loss and in statement of cash flows

Amounts recognized in profit or loss:

2019
2019: Leases under IFRS 16	(€ in thousands)
Interest on lease liabilities	190
Expenses relating to short-term-leases	39
Depreciation charge of the year	765
2018: Operating leases under IAS 17
Lease expense	528

Amounts recognized in statement of cash flows:

2019
(€ in thousands)
Total cash outflow for leases	(397)

Schedule of future lease payments to be received

(€ in thousands)

2019 - Operating lease under IFRS 16
Less than one year	38
2018 - Operating lease under IAS 17
Less than one year	94